Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
Leasehold improvements	Shorter of the useful lives or the lease term
Building and land use rights	20-40 years
Machinery and equipment	10-15 years
Furniture and office equipment	5 years
Motor vehicles	5 years

Leasehold improvements	Shorter of the useful lives or the lease term
Machinery and equipment	3 years
Furniture and office equipment	3 years
Motor vehicles	3 years

Schedule of estimated useful lives of intangible assets
Software copyrights	20 years
Other software	5 years